GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Estimated Future Amortization Expense Related to Intagible Assets in Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Estimated amortization expense for 2012	$ 108	$ 421
Estimated amortization expense for 2013	421	421
Estimated amortization expense for 2014	421	421
Estimated amortization expense for 2015	421	421
Estimated amortization expense for 2016	421	421
Estimated amortization expense, thereafter	4,600	4,600
Net other intagible assets	$ 6,392	$ 6,705	$ 7,135